Operating Segments	6 Months Ended
Jun. 30, 2025
Operating Segments [Abstract]
OPERATING SEGMENTS
30	OPERATING SEGMENTS

Segment revenues and results

	Revenue			Net profit
	June 30, 2024	June 30, 2025		June 30, 2024	June 30, 2025
	RM	RM	US$	RM	RM	US$

Business strategy consultancy	52,647,479	34,064,797	8,086,215	22,909,476	12,138,055	2,881,301
Technology development, solutions and consultancy	8,250,188	39,357,954	9,342,691	3,760,825	1,383,495	328,411
Interest income	3,193,950	5,359,512	1,272,227	1,056,683	1,571,784	373,106
Others	659,975	181,708	43,133	(201,048)	69,101	16,403
Total	64,751,592	78,963,971	18,744,266	27,525,936	15,162,435	3,599,221
Other gains and losses				(1,260,822)	4,527,102	1,074,631
Interest income				3,771	5,438	1,291
Finance cost				(28,786)	(50,012)	(11,872)
Profit before income tax				26,240,099	19,644,963	4,663,271
Income tax expense				(826,402)	-	-
Profit for the year				25,413,697	19,644,963	4,663,271

Revenue reported above represents revenue generated from external customers, there were no inter-segment sales in June 30, 2024 and 2025.

The accounting policies of the reportable segments are the same as the Company’s accounting policies described in Note 2. Segment profit represents the profit earned by each segment without allocation of central administration costs, finance income, finance cost and income tax expense. This is the measure reported to the chief operating decision maker for the purposes of resource allocation and assessment of segment performance.

Segment assets

	December 31, 2024	June 30, 2025
	RM	RM	US$
Business strategy consultancy	152,229,067	344,350,904	81,741,141
Technology development, solutions and consultancy	117,192,924	397,857,855	94,442,485
Interest income	12,474,902	54,177,713	12,860,568
Investments and others	127,411,770	1,836,831	436,022
	409,308,663	798,223,303	189,480,216
Unallocated assets	-	-	-
Consolidated total assets	409,308,663	798,223,303	189,480,216

No geographical segment information presented as Company’s operations are conducted predominantly in Malaysia.